CONSOLIDATED STATEMENTS OF PROFIT OR LOSS AND OTHER COMPREHENSIVE INCOME - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022
Statement of profit or loss and other comprehensive income
Revenue	€ 1,106,556	€ 877,621		€ 730,188
Personnel expenses	(349,669)	(326,031)		(265,984)
Sport rights expenses (including amortization of capitalized sport rights licenses)	(352,435)	(214,189)		(187,012)
Purchased services	(175,582)	(151,705)		(129,185)
Other operating expenses	(93,537)	(89,443)		(95,891)
Internally-developed software cost capitalized	50,008	28,301		17,730
Depreciation and amortization (excluding amortization of capitalized sport rights licenses)	(50,782)	(46,344)		(44,613)
Impairment loss on trade receivables, contract assets and other financial assets	(5,699)	(6,179)		(1,552)
Remeasurement of previously held equity-accounted investee	0			7,698	[1]
Share of loss of equity-accounted investees	0	(3,699)		(4,082)
Loss on disposal of equity-accounted investee	0	(13,604)
Impairment loss on goodwill and intangible assets	(167)	(9,854)
Foreign currency (loss) gains, net	(38,223)	23,205	[1]	26,690	[1]
Finance income	10,952	12,848		5,250
Finance cost	(78,870)	(33,731)		(41,447)
Net income before tax	22,552	47,196		17,790
Income tax benefit (expense)	11,060	(12,551)		(7,299)
Profit for the year from continuing operations	33,612	34,645		10,491
Discontinued operations
Loss from discontinued operations, net of tax	0	(751)
Profit for the year	33,612	33,894	[1]	10,491	[1]
Items that will not be reclassified subsequently to profit or (loss)
Remeasurement of defined benefit liability	(141)	(874)		2,192
Related deferred tax income/(expense)	26	130		(333)
Total Items that will not be reclassified subsequently to profit or loss	(115)	(744)		1,859
Items that may be reclassified subsequently to profit or (loss)
Foreign currency translation adjustment attributable to the owners of the Company	11,109	(3,654)		1,989
Foreign currency translation adjustment attributable to non-controlling interests	188	(37)		10
Total Items that may be reclassified subsequently to profit or loss	11,297	(3,691)		1,999
Other comprehensive income (loss) for the year, net of tax	11,182	(4,435)		3,858
Total comprehensive income for the year	44,794	29,459		14,349
Profit (Loss) attributable to:
Owners of the Company	34,150	34,655		10,891
Non-controlling interests	(538)	(761)		(400)
Profit for the year	33,612	33,894	[1]	10,491	[1]
Total comprehensive income (loss) attributable to:
Owners of the Company	45,144	30,257		14,739
Non-controlling interests	(350)	(798)		(390)
Total comprehensive income for the year	44,794	29,459		14,349
Class A shares
Discontinued operations
Loss from discontinued operations, net of tax		(524)
Profit (Loss) attributable to:
Owners of the Company	€ 23,845	€ 24,152		€ 7,580
Profit for the year from continuing operations attributable to owners of the Company
Basic from continuing operations	€ 0.11	€ 0.12		€ 0.04
Diluted from continuing operations	0.1	0.11		0.03
Basic	0.11	0.12		0.04
Diluted	€ 0.1	€ 0.11		€ 0.03
Class B shares
Discontinued operations
Loss from discontinued operations, net of tax		€ (227)
Profit (Loss) attributable to:
Owners of the Company	€ 10,305	€ 10,503		€ 3,311
Profit for the year from continuing operations attributable to owners of the Company
Basic from continuing operations	€ 0.01	€ 0.01		€ 0
Diluted from continuing operations	0.01	0.01		0.00
Basic	0.01	0.01		0
Diluted	€ 0.01	€ 0.01		€ 0.00

[1]	Certain comparative amounts have been reclassified to conform with the current year presentation. Refer to Note 1.5 for further information.